Derivative Warrants Liabilities	12 Months Ended
Dec. 31, 2017
Derivative Warrants Liabilities [Abstract]
DERIVATIVE WARRANTS LIABILITIES

NOTE 9 - DERIVATIVE WARRANTS LIABILITIES (refer to note 10B1)

A.	Fair Value Measurements:

Level 3 Measurements:

As quoted prices in active markets for identical or similar financial instruments are not available, the Company uses directly and indirectly observable inputs in the valuation of its derivative warrant liabilities, based on the Black Scholes Merton formula. The following inputs were used in the fair value measurement of these derivative warrant liabilities:

Weighted average of inputs	As of December 31,
	2017	2016
Share price	$0.80	$0.45
Exercise price	$1.10	$0.88
Expected volatility	98%	42%
Risk-free interest	0.11%	0.22%
Dividend yield	0%	0%
Expected life of up to (years)	0.82	0.89

Issuance Date	Outstanding and Exercisable as of December 31, 2017	Exercise Price Per Share	Exercisable Through

Series A (Mar-2016) (10B(a))	–	NIS 3 ($0.86)	August 2017
Series B (Mar-2016) (10B(a))	9,752,984	NIS 4 ($1.53)	February 2019
Series A (May-2016) (10B(b))	--	NIS 3 ($0.86)	November 2017
Series B (May-2016) (10B(b))	2,028,568	NIS 4 ($1.53)	May 2019
Series E (Oct-2016) (10B(c))	2,687,197	NIS 3 ($0.86)	October 2019

Activity in such liabilities measured on a recurring basis is as follows:

	Series A (Mar-2016)	Series B (Mar-2016)	Series A (May-2016)	Series B (May-2016)	Series E (Oct-2016)	Total
As of January 1, 2016	--	--	--	--	--	--
Issuance of Warrants	657	923	114	144	140	1,978
Revaluation of warrants	(654)	(907)	(111)	(127)	(48)	(1,847)
As of December 31, 2016	3	16	3	17	92	131
Exercised	(7,792)	(1,734)	(327)	--	(387)	(10,240)
Revaluation of warrants	7,789	2,772	324	321	974	12,180
As of December 31, 2017	--	1,054	--	338	679	2,071

In accordance with ASC-820-10-50-2(g), the Company has performed a sensitivity analysis of the derivative warrant liabilities of the Company which are classified as level 3 financial instruments. The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease in volatility would decrease the value of the warrants to USD 153; a 5.0% increase in volatility would increase the value of the warrants to USD 161. A 5.0% decrease or increase in the risk free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.